The Gabelli Global Growth Fund

A series of the GAMCO Global Series Funds, Inc.

SUMMARY PROSPECTUS April 30, 2025

Class AAA (GICPX), A (GGGAX), I (GGGIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI, reports to shareholders and other information about the Fund online at www.gabelli.com/funds/open_ends. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 30, 2025, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objectives

The Global Growth Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Global Growth Fund.

Fees and Expenses of the Global Growth Fund:

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 60 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Growth Fund’s prospectus and “Distribution Plans” on page 49 of the Fund’s statement of additional information.

	Class AAA	Class A	Class I
	Shares	Shares	Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses(1)	1.48%	1.48%	1.23%
Fee Waiver and/or Expense Reimbursement(1)	(0.58)%	(0.58)%	(0.33)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.90%

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The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Growth Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Growth Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Growth Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The

Global Growth Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Growth Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$411	$753	$1,719
Class A Shares	$662	$963	$1,285	$2,196
Class I Shares	$92	$357	$643	$1,458

You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$411	$753	$1,719
Class A Shares	$662	$963	$1,285	$2,196
Class I Shares	$92	$357	$643	$1,458

Portfolio Turnover

The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Growth Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid capitalization and large capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.

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Principal Risks

You may want to invest in the Global Growth Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Growth Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

●	Interest Rate Risk. Investments in securities with an income component involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security may not be able to make dividend, interest and principal payments when due. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Growth Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Growth Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

●	Depositary Receipts. Global Growth Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

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●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Growth Fund holds, then the value of the Global Growth Fund’s shares may decline.

●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

●	Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and with the returns of an index of funds with similar investment objectives. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.

GLOBAL GROWTH FUND

(Total Returns for Class AAA Shares for the Years Ended December 31)

40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-50%
-1.21%
1.20%
29.02%
-2.80%
30.73%
35.43%
21.10%
-37.45%
34.47%
29.71%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

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During the calendar years shown in the bar chart, the highest return for a quarter was 24.94% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.27)% (quarter ended June 30, 2022).

Average Annual Total Returns (for the years ended December 31, 2024 with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Global Growth Fund Class AAA Shares:
Return Before Taxes	29.71%	12.34%	11.36%
Return After Taxes on Distributions	29.02%	11.85%	10.27%
Return After Taxes on Distributions and Sale of Fund Shares	18.10%	9.83%	9.03%
Class A Shares Return Before Taxes	22.25%	11.01%	10.70%
Class I Shares Return Before Taxes	29.71%	12.34%	11.66%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	18.02%	10.58%	9.79%
Lipper Global Large Cap Growth Fund Classification	17.54%	9.58%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Managers. Messrs. Howard F. Ward, CFA, Chief Investment Officer of Growth Equities, Caesar M.P. Bryan, Senior Vice President of GAMCO Investors Inc., and John Belton, CFA, Managing Director of Growth Equities, have served as portfolio managers of the Fund since 2004, 2004, and 2024, respectively.

Purchase and Sale of Fund Shares

The Global Growth Fund currently offers three classes of shares — Class AAA Shares, Class A Shares, and Class I Shares. Only Class AAA shareholders may purchase more of Class AAA shares. Neither Class C shareholders nor any other investors may purchase more of Class C Shares.

The minimum initial investment for Class AAA and Class A shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans) (with respect to Class AAA shares, when and if initial investments into Class AAA shares are reopened). There is no minimum initial investment for Class AAA and Class A shares in an automatic monthly investment plan (with respect to Class AAA shares, when and if initial investments into Class AAA are reopened). Class I shares are available to investors with a minimum investment of $1,000 when purchasing shares directly through G.distributors, LLC, the Global Growth Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

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Since the minimum initial investment amount for the Global Growth Fund’s Class I shares purchased directly through the Distributor is the same as that for all other classes of the Global Growth Fund’s shares, shareholders eligible to purchase Class AAA and Class A shares of the Global Growth Fund should instead consider purchasing Class I shares since Class I shares carry no sales load and no ongoing distribution fees. Investors and shareholders who wish to purchase shares of the Global Growth Fund through a broker or financial intermediary should consult their broker or financial intermediary with respect to the purchase of shares of the Global Growth Fund. Please refer to the Global Growth Fund’s statutory prospectus for additional information about share class conversions and exchanges among funds managed by the Adviser or its affiliates.

You can purchase or redeem shares of the Global Growth Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Global Growth Fund shares by written request via mail (The Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (The Gabelli Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219204, Kansas City, MO 64105-1307), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Fund shares by telephone if you have an existing account with banking instructions on file at 800-GABELLI (800-422-3554).

Shares of the Global Growth Fund can also be purchased or sold through registered broker-dealers or financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Global Growth Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Global Growth Fund.

Tax Information

The Global Growth Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Global Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Global Growth Fund and its related companies may pay the intermediary for the sale of Global Growth Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Global Growth Fund over another investment. For more information, turn to “Third Party Arrangements” on page 67 of the prospectus. Ask your salesperson or visit your financial intermediary’s website for more information.

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442 multi 2025

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